Income Taxes, Components of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 4,601	$ 9,141	$ 3,352
State and Local	736	1,198	468
Foreign	91	61	52
Total current	5,428	10,400	3,872
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	4,457	(1,151)	3,088
State and Local	522	(166)	471
Foreign	(2)	20	14
Total deferred	4,977	(1,297)	3,573
Income tax expense	$ 10,405	$ 9,103	$ 7,445